Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,592,706,856.82
Previously Paid Amount	0
Total Fee Amount	243,843.43
Total Offset Amount	0
Net Fee	$ 243,843.43